Related Party Transactions - Compensation of Key Management Personnel (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Salaries and short-term benefits	$ 10,788	$ 7,255
Share-based compensation	14,618	9,237
Key management personnel compensation	$ 25,406	$ 16,492